UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2007

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 1.1%
690,000	McDonald’s Corp.	$30,601,500

Media - 2.8%
533,100	News Corp., Class B Shares	13,034,295
2,447,100	Pearson PLC	38,485,092
350,000	Regal Entertainment Group, Class A Shares	7,875,000
800,000	Time Warner Inc.	17,496,000

	Total Media	76,890,387

Specialty Retail - 1.8%
1,573,800	Gap Inc.	30,169,746
450,000	Home Depot Inc.	18,333,000

	Total Specialty Retail	48,502,746

	TOTAL CONSUMER DISCRETIONARY	155,994,633

CONSUMER STAPLES - 11.1%
Beverages - 1.6%
400,000	Coca-Cola Co.	19,152,000
400,000	PepsiCo Inc.	26,096,000

	Total Beverages	45,248,000

Food & Staples Retailing - 2.3%
1,319,700	Wal-Mart Stores Inc.	62,936,493

Food Products - 3.8%
350,000	Cadbury Schweppes PLC, ADR	15,869,000
400,000	Campbell Soup Co.	15,392,000
300,000	General Mills Inc.	17,172,000
300,000	H.J. Heinz Co.	14,136,000
1,475,640	Unilever PLC, ADR	40,299,729

	Total Food Products	102,868,729

Household Products - 3.4%
975,013	Kimberly-Clark Corp.	67,665,902
400,000	Procter & Gamble Co.	25,948,000

	Total Household Products	93,613,902

	TOTAL CONSUMER STAPLES	304,667,124

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
250,000	BP PLC, ADR	15,877,500
980,169	Chevron Corp.	71,434,717
1,496,219	Exxon Mobil Corp.	110,869,828
234,000	Spectra Energy Corp. *	6,112,080

	TOTAL ENERGY	204,294,125

EXCHANGE TRADED FUND - 0.5%
400,000	Health Care Select Sector SPDR Fund	13,804,000

FINANCIALS - 15.2%
Capital Markets - 2.8%
150,000	Bank of New York Co. Inc.	6,001,500
425,000	Merrill Lynch & Co. Inc.	39,763,000
506,000	UBS AG	31,883,060

	Total Capital Markets	77,647,560

Commercial Banks - 3.0%
363,900	Wachovia Corp.	20,560,350
1,721,218	Wells Fargo & Co.	61,826,151

	Total Commercial Banks	82,386,501

See Notes to Schedule of Investments.

1

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued) January 31, 2007

SHARES	SECURITY	VALUE
FINANCIALS - 15.2% (continued)
Consumer Finance - 0.6%
300,000	American Express Co.	$17,466,000

Diversified Financial Services - 5.6%
1,319,821	Bank of America Corp.	69,396,188
1,650,957	JPMorgan Chase & Co.	84,083,240

	Total Diversified Financial Services	153,479,428

Insurance - 2.5%
903,504	Chubb Corp.	47,018,348
5,400	Hartford Financial Services Group Inc.	512,514
150,000	Marsh & McLennan Cos. Inc.	4,425,000
300,000	St. Paul Travelers Cos. Inc.	15,255,000

	Total Insurance	67,210,862

Real Estate Investment Trusts (REITs) - 0.4%
710,500	Annaly Mortgage Management Inc.	9,790,690

Thrifts & Mortgage Finance - 0.3%
500,000	Hudson City Bancorp Inc.	6,885,000

	TOTAL FINANCIALS	414,866,041

HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
468,602	Baxter International Inc.	23,270,775

Pharmaceuticals - 12.2%
1,287,409	Abbott Laboratories	68,232,677
251,100	Bristol-Myers Squibb Co.	7,229,169
353,600	Eli Lilly & Co.	19,136,832
719,508	GlaxoSmithKline PLC, ADR	38,946,968
1,173,647	Johnson & Johnson	78,399,620
352,800	Novartis AG, ADR	20,353,032
1,820,967	Pfizer Inc.	47,782,174
1,062,475	Wyeth	52,496,890

	Total Pharmaceuticals	332,577,362

	TOTAL HEALTH CARE	355,848,137

INDUSTRIALS - 17.3%
Aerospace & Defense - 5.3%
1,679,752	Honeywell International Inc.	76,747,869
450,000	Raytheon Co.	23,355,000
650,000	United Technologies Corp.	44,213,000

	Total Aerospace & Defense	144,315,869

Air Freight & Logistics - 0.5%
200,000	United Parcel Service Inc., Class B Shares	14,456,000

Building Products - 0.5%
400,000	Masco Corp.	12,796,000

Commercial Services & Supplies - 2.7%
450,000	Pitney Bowes Inc.	21,541,500
500,000	R.R. Donnelley & Sons Co.	18,550,000
850,000	Waste Management Inc.	32,283,000

	Total Commercial Services & Supplies	72,374,500

Electrical Equipment - 2.8%
100,000	Cooper Industries Ltd., Class A Shares	9,139,000
1,449,654	Emerson Electric Co.	65,190,940
62,720	Hubbell Inc., Class B Shares	3,023,104

	Total Electrical Equipment	77,353,044

Industrial Conglomerates - 5.5%
400,000	3M Co.	29,720,000
2,830,866	General Electric Co.	102,052,719

See Notes to Schedule of Investments.

2

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued) January 31, 2007

SHARES	SECURITY	VALUE
Industrial Conglomerates - 5.5% (continued)
600,000	Tyco International Ltd.	$19,128,000

	Total Industrial Conglomerates	150,900,719

	TOTAL INDUSTRIALS	472,196,132

INFORMATION TECHNOLOGY - 7.6%
Computers & Peripherals - 1.4%
400,000	International Business Machines Corp.	39,660,000

IT Services - 1.1%
650,000	Automatic Data Processing Inc.	31,018,000

Semiconductors & Semiconductor Equipment - 2.2%
500,000	Intel Corp.	10,480,000
456,700	Linear Technology Corp.	14,134,865
3,146,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,332,679

	Total Semiconductors & Semiconductor Equipment	58,947,544

Software - 2.9%
2,532,835	Microsoft Corp.	78,163,288

	TOTAL INFORMATION TECHNOLOGY	207,788,832

MATERIALS - 8.1%
Chemicals - 5.3%
809,558	Dow Chemical Co.	33,629,039
1,778,600	E.I. du Pont de Nemours & Co.	88,147,416
350,000	PPG Industries Inc.	23,201,500

	Total Chemicals	144,977,955

Metals & Mining - 1.0%
896,626	Alcoa Inc.	28,961,020

Paper & Forest Products - 1.8%
653,381	Weyerhaeuser Co.	49,003,575

	TOTAL MATERIALS	222,942,550

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.1%
400,000	AT&T Inc.	15,052,000
350,000	Embarq Corp.	19,428,500
1,325,789	Verizon Communications Inc.	51,069,392

	Total Diversified Telecommunication Services	85,549,892

Wireless Telecommunication Services - 1.7%
1,544,908	Vodafone Group PLC, ADR	45,404,846

	TOTAL TELECOMMUNICATION SERVICES	130,954,738

UTILITIES - 2.1%
Electric Utilities - 1.3%
468,000	Duke Energy Corp.	9,214,920
450,000	FPL Group Inc.	25,492,500

	Total Electric Utilities	34,707,420

Multi-Utilities - 0.8%
150,000	Ameren Corp.	7,966,500
600,000	NiSource Inc.	14,280,000

	Total Multi-Utilities	22,246,500

	TOTAL UTILITIES	56,953,920

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,922,318,803)	2,540,310,232

See Notes to Schedule of Investments.

3

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued) January 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 7.7%
Repurchase Agreements - 7.7%
$10,369,000	Interest in $48,580,000 joint tri-party repurchase agreement dated 1/31/07 with Morgan Stanley, 5.250% due 2/1/07; Proceeds at maturity - $10,370,512; (Fully collateralized by various U.S. government agency obligations, 5.375% to 5.500% due 1/10/11 to 9/25/13; Market value - $10,766,430)	$10,369,000
96,001,000	Interest in $513,262,000 joint tri-party repurchase agreement dated 1/31/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.250% due 2/1/07; Proceeds at maturity - $96,015,000; (Fully collateralized by various U.S. Treasury Obligations, 4.250% to 5.375% due 11/15/13 to 2/15/31; Market value - $97,921,856)	96,001,000
104,700,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity - $104,715,298; (Fully collateralized by various U.S. government agency obligations 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value - $106,794,000)	104,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $211,070,000)	211,070,000

	TOTAL INVESTMENTS - 100.6% (Cost - $2,133,388,803#)	2,751,380,232
	Liabilities in Excess of Other Assets - (0.6)%	(16,029,986)

	TOTAL NET ASSETS - 100.0%	$2,735,350,246

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations	used in this schedule:

ADR	—American Depositary Receipt
SPDR	—Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Dividend Strategy Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Investment Series (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$621,608,356
Gross unrealized depreciation	(3,616,927)

Net unrealized appreciation	$617,991,429

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2007